THE MAINSTAY GROUP OF FUNDS

Supplement dated October 5, 2010 (“Supplement”)
to the Prospectus for MainStay Income and Blended Funds
dated February 26, 2010, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

Effective immediately, the Prospectus is revised as follows:

In the Shareholder Guide, the section entitled “Portfolio Holdings Information” on page 116 is hereby deleted in its entirety and replaced with the following:

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the SAI. MainStay Funds will publish quarterly a list of each Fund’s ten largest holdings and publish monthly (quarterly with respect to the MainStay High Yield Corporate Bond Fund) a complete schedule of the Fund’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782). With the exception of the MainStay High Yield Corporate Bond Fund, disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (no later than 5 business days after the end of the reported month with respect to MainStay Cash Reserves Fund, MainStay Money Market Fund and MainStay Principal Preservation Fund (“Money Market Funds”)). Disclosure of the MainStay High Yield Corporate Bond Fund’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter.  The Money Market Funds’ monthly portfolio holdings will remain accessible on the internet for at least six months after posting.  In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.  In the case of the Money Market Funds, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP.  Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the internet.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated October 5, 2010 (“Supplement”)
to the Statement of Additional Information for The MainStay Funds, Eclipse Funds, Eclipse Funds Inc. and MainStay Funds Trust dated February 26, 2010, as supplemented (“SAI”)

This Supplement updates certain information contained in the SAI. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents.  Please review this important information carefully.

Effective immediately, the SAI is revised as follows:

In the section entitled “Disclosure of Portfolio Holdings,” the first paragraph on page 104 is hereby deleted in its entirety and replaced with the following:

MainStay Funds will publish quarterly a list of each Fund’s ten largest holdings and publish monthly (quarterly, with respect to the MainStay High Yield Corporate Bond Fund) a complete schedule of each Fund’s portfolio holdings on the internet at mainstayinvestments.com. You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782). With the exception of the MainStay High Yield Corporate Bond Fund, disclosure of each Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month (no earlier than 15 days after the end of the reported month for Funds subadvised by ICAP and no later than 5 business days after the end of the reported month with respect to MainStay Cash Reserves Fund, MainStay Money Market Fund and MainStay Principal Preservation Fund (“Money Market Funds”)). Disclosure of the MainStay High Yield Corporate Bond Fund’s portfolio holdings is made available as of the last day of each calendar quarter, no earlier than 60 days after the end of the reported quarter. The Money Market Funds’ monthly portfolio holdings will remain accessible on the internet for at least six months after posting. In addition, disclosure of each Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Funds’ quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q. In the case of the Money Market Funds, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the internet.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.